LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Product Suite, Lincoln ChoicePlusSM II Product Suite,
Lincoln ChoicePlus AssuranceSM A-Share, Lincoln ChoicePlus AssuranceSM B-Share,
Lincoln ChoicePlus AssuranceSM C-Share, Lincoln ChoicePlus AssuranceSM L-Share,
Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlusSM Design,
Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlus AssuranceSM (Prime),
Lincoln ChoicePlusSM Signature

Supplement dated November 16, 2023 to the
Updating Summary Prospectus for Current Contractowners dated May 1, 2023

This supplement outlines changes to the summary prospectus for your variable annuity contract. All other provisions in your prospectus remain unchanged.

OVERVIEW

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Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Beginning December 18, 2023, the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider will only be available for election at the time the contract is issued. This means the rider is not available for post-issue elections. The Contractowner/Annuitant must be age 80 or younger (younger of your or your spouse) at the time the rider is elected.

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Lincoln Market Select® Advantage. Beginning December 18, 2023, the Lincoln Market Select® Advantage rider will only be available for election at the time the contract is issued. This means the rider is not available for post-issue elections. The Contractowner/Annuitant must be age 80 or younger (younger of your or your spouse) at the time the rider is elected.

•	Lincoln Max 6 Select® Advantage. Beginning December 18, 2023, the Lincoln Max 6 Select® Advantage rider will no longer be available for election.

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Guaranteed Income Benefit. Beginning December 18, 2023, the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) rider will no longer be available for election unless you are transitioning to Guaranteed Income Benefit from a prior rider.

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Annuity Payouts. Beginning December 18, 2023, when you apply for a contract, you may select any Annuity Commencement Date that is either prior to the tenth contract anniversary, or prior to the Annuitant’s 90th birthday, whichever is later.

Please note that your contract may not offer every rider discussed in this supplement.

Please keep this supplement for future reference.